CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Cash flows from operating activities
Net loss	(4,509,616)		(18,830,869)		(17,323,421)	$ (723,843)
Adjustments to reconcile net loss to net cash flows provided by (used in) operating activities [abstract]
Depreciation of property and equipment	1,956,728		1,996,264		2,009,702	314,076
Amortization of intangible assets	6,924,374		11,206,919		15,408,168	1,111,439
Impairment of intangible assets			4,135,194		2,401,502
Amortization of discount on convertible notes payable			6,431,872		13,712
Amortization of deferred loan costs			474,399		369,516
Gain on extinguishment of debt			(382,889)
Gains on derivative liabilities	(3,168)		(347,565)		(3,429,479)	(508)
Finance cost - exchange warrants					1,443,888
Investment income			(6,461,170)		(3,373,044)
Loss on disposal of property and equipment	6,959		88,148		48,832	1,117
Allowance for doubtful accounts	2,290,370		2,832,646		5,482,636	367,630
Provision for loss in inventory and work in process	2,602,925		4,184,469		3,138,266	417,798
Compensation expenses for options granted to employees	2,751,455		3,937,919		3,930,160	441,639
Compensation expenses for restricted shares awarded to directors and senior managements	3,032,936		1,370,689		1,596,715	486,820
Deferred income taxes	(8,892,940)		(2,691,481)		(1,770,001)	(1,427,415)
Foreign exchange gain (loss)	5,329		(141,638)		295,552	855
Non-controlling interest			(511,423)		(1,606,146)
Changes in assets and liabilities
Trade receivables	(7,568,236)		(9,051,744)		(3,357,770)	(1,214,786)
Refundable value added tax	1,950,214		(4,295,257)		(55,367)	313,031
Advances to employees	383,432		720,142		(1,886,714)	61,545
Advances to suppliers	57,340		1,703,355		(1,939,238)	9,204
Other receivables	508,497		3,163,605		(321,291)	81,619
Prepaid expenses	330,617		(794,600)		757,414	53,068
Inventory and work in process	6,098,833		(16,554,487)		(13,226,638)	978,930
Trade payables	5,048,244		6,036,907		(2,108,399)	810,299
Other payables	4,395,121		1,533,607		2,533,262	705,466
Accrued expenses	10,732,163		(1,392,446)		6,094,865	1,722,630
Taxes payable	11,923,172		(2,345,297)		(677,294)	1,913,801
Advances from customers	(2,134,102)		7,465,494		26,218,042	(342,547)
Net cash provided by (used in) operating activities	37,890,647		(6,519,237)		20,667,430	6,081,868
Cash flows from investing activities
Purchases of property and equipment	(2,117,218)		(1,425,678)		(2,835,284)	(339,837)
Payments for intangible assets	(11,949,602)		(8,220,522)		(2,455,360)	(1,918,044)
Long-term investment					(240,000)
Acquisition of Proadvancer					(15,000,000)
Cash received from disposal of property and equipment	240		3,000			39
Disposal of investments			5,895,999		2,633,092
Net cash used in investing activities	(14,066,580)		(3,747,201)		(17,897,552)	(2,257,842)
Cash flows from financing activities
Issuance of ordinary shares for cash, net of offering costs paid					12,158,095
Proceeds from exercise of options					36,068
Cash paid for the redemption of convertible notes			(6,329,300)
Cash paid for share repurchase	(1,602,451)					(257,211)
Net cash provided by (used in) financing activities	(1,602,451)		(6,329,300)		12,194,163	(257,211)
Effect of exchange rate changes on cash and cash equivalents	(5,329)		(14,362)		(311,739)	(855)
Net increase (decrease) in cash and cash equivalents	22,216,287		(16,610,100)		14,652,302	3,565,960
Cash and cash equivalents at beginning of year	57,157,078		73,767,178		59,114,876	9,174,344
Cash and cash equivalents at end of year	79,373,365		57,157,078		73,767,178	12,740,304
Supplemental cash flow information
Interest paid			482,048		660,000
Income tax paid	1,571,915		3,758,088		230,961	252,310
Non-cash Investing and Financing Activities
Issuance of ordinary shares in Royalstone acquisition					6,426,470
Issuance of ordinary shares in Proadvancer acquisition					15,000,000